Obligations under Guarantees and Other Off-balance Sheet Instruments (Narrative) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Guarantor Obligations [Line Items]
Amount of Obligations under Guarantees	¥ 79,222,000	¥ 76,755,000
Contractual maturities of guarantees mainly comprised of guarantees of housing loans, in years	over 5 years
Carrying amounts of the liabilities related to guarantees and similar instruments	¥ 1,130,522	1,051,297
Allowance for off-balance sheet instruments	¥ 30,911	96,946
Lending-related commitments which expire within one year, in approximate percentage	67.00%
Lending-related commitments which expire from one year to five years, in approximate percentage	30.00%
Lending-related commitments which expire after five years, in approximate percentage	3.00%
Portion Syndicated out to Third Parties [Member]
Guarantor Obligations [Line Items]
Amount of Obligations under Guarantees	¥ 455,800	468,900
Segregated Records of Trust Accounts [Member]
Guarantor Obligations [Line Items]
Amount of Obligations under Guarantees	13,142,000	11,520,000
Options Sold [Member]
Guarantor Obligations [Line Items]
Amount of Obligations under Guarantees	¥ 1,090,921	¥ 1,005,951